NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Cash (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Cash

Cash

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.